FAIR VALUE - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Fixed Income | Restricted Investments
Fair Value
Securities transferred to collateral trust account	$ 4,100
Securities purchased and held in the collateral trust account	4,100
Estimate of Fair Value Measurement | Recurring
Fair Value
Investments at fair value	22,938	$ 11,387
Assets at fair value	22,938	11,387
Estimate of Fair Value Measurement | Recurring | Money market funds
Fair Value
Investments at fair value	3,135	242
Estimate of Fair Value Measurement | Recurring | Fixed Income
Fair Value
Investments at fair value	8,156	4,268
Estimate of Fair Value Measurement | Recurring | Equity
Fair Value
Investments at fair value	10,710	5,609
Estimate of Fair Value Measurement | Recurring | Mutual Fund
Fair Value
Investments at fair value	937	1,268
Estimate of Fair Value Measurement | Recurring | Domestic stock funds
Fair Value
Investments at fair value	367	760
Estimate of Fair Value Measurement | Recurring | International stock funds
Fair Value
Investments at fair value	91	72
Estimate of Fair Value Measurement | Recurring | Target funds
Fair Value
Investments at fair value	270	235
Estimate of Fair Value Measurement | Recurring | Bond funds
Fair Value
Investments at fair value	209	201
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	12,893	8,617
Assets at fair value	12,893	8,617
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	64	64
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	1,182	1,676
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	10,710	5,609
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	937	1,268
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock funds
Fair Value
Investments at fair value	367	760
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	91	72
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	270	235
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	209	201
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	10,045	2,770
Assets at fair value	10,045	2,770
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	3,071	178
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	$ 6,974	$ 2,592